SUPPLEMENT DATED SEPTEMBER 30, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco Equity and Income Fund
Invesco Growth and Income Fund
Invesco V.I. Equity and Income Fund
Invesco V.I. Growth and Income Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information ("SAIs") of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.
Brian Jurkash and Sergio Marcheli will no longer serve as Portfolio Managers of the Funds. All references to Mr. Jurkash and Mr. Marcheli in the Summary Prospectuses, Statutory Prospectuses and SAIs are hereby removed.
ACST-AVIF-SUMSTATSAI-SUP 093026

SUPPLEMENT DATED SEPTEMBER 30, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco Diversified Dividend Fund
Invesco Dividend Income Fund
Invesco V.I. Diversified Dividend Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Belinda Cavazos, CFA	Portfolio Manager	2026

Caroline Le Feuvre	Portfolio Manager	2020

Craig Leopold, CFA	Portfolio Manager	2022

Peter Santoro, CFA	Portfolio Manager	2021

2. The following information replaces in its entirety the bulleted list of portfolio managers appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectuses:
▪
Belinda Cavazos, CFA, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2020.
▪
Caroline Le Feuvre, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2014.
▪
Craig Leopold, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2022. From 2020 to 2022, he was associated with Rockefeller Capital Management where he served as a Portfolio Manager.
▪
Peter Santoro, CFA, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco and/or its affiliates since 2021.
3. Christopher McMeans will no longer serve as a Portfolio Manager of the Funds. All references to Mr. McMeans in the Summary and Statutory Prospectuses and SAIs are hereby removed.
AEF-ASEF-AVIF-SUMSTATSAI-SUP 093026

SUPPLEMENT DATED SEPTEMBER 30, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco Charter Fund
Invesco V.I. Core Equity Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information (“SAIs”) of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.
Benjamin Ram will no longer serve as a Portfolio Manager of the Funds. All references to Mr. Ram in the Summary and Statutory Prospectuses and SAIs are hereby removed.
AEF-AVIF-SUMSTATSAI-SUP-1 093026

SUPPLEMENT DATED SEPTEMBER 30, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco Main Street Fund
Invesco V.I. Main Street Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information (“SAIs”) of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Manind Govil, CFA	Portfolio Manager	2019 (predecessor fund 2009)

Magnus Krantz	Portfolio Manager	2026

2. The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectuses:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Manind Govil, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Govil managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
▪
Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Krantz was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
3. Benjamin Ram will no longer serve as a Portfolio Manager of the Funds. All references to Mr. Ram in the Summary and Statutory Prospectuses and SAIs are hereby removed.
AEF-AVIF-SUMSTATSAI-SUP-2 093026

SUPPLEMENT DATED SEPTEMBER 30, 2026 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco V.I. Main Street Mid Cap Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and retain it for future reference.
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Bryan Lassiter, CFA	Portfolio Manager	2026

Adam Weiner	Portfolio Manager	2019

Matthew P. Ziehl, CFA	Portfolio Manager	2019

2. The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Bryan Lassiter, CFA, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2026. Prior to joining Invesco, Mr. Lassiter was a Portfolio Manager with Columbia Threadneedle Investments from 2021 to 2026 and a Senior Investment Analyst with LMCG Investments from 2011 to 2021.
▪
Adam Weiner, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Weiner was associated with OppenheimerFunds, a global asset management firm.
▪
Matthew P. Ziehl, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ziehl was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
3. Joy Budzinski, Belinda Cavazos, Magnus Krantz and Raman Vardharaj will no longer serve as Portfolio Managers of the Fund. All references to Ms. Budzinski, Ms. Cavazos, Mr. Krantz and Mr. Vardharaj in the Summary and Statutory Prospectuses and SAI are hereby removed.
VIMCCE-SUMSTATSAI-SUP 093026

SUPPLEMENT DATED SEPTEMBER 30, 2026 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco V.I. Main Street Small Cap Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and retain it for future reference.
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Bryan Lassiter, CFA	Portfolio Manager	2026

Adam Weiner	Portfolio Manager	2019 (predecessor fund 2013)

Matthew P. Ziehl, CFA	Portfolio Manager	2019 (predecessor fund 2009)

2. The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Bryan Lassiter, CFA, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2026. Prior to joining Invesco, Mr. Lassiter was a Portfolio Manager with Columbia Threadneedle Investments from 2021 to 2026 and a Senior Investment Analyst with LMCG Investments from 2011 to 2021.
▪
Adam Weiner, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Weiner managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
▪
Matthew P. Ziehl, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Ziehl managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
3. Joy Budzinski, Magnus Krantz and Raman Vardharaj will no longer serve as Portfolio Managers of the Fund. All references to Ms. Budzinski, Mr. Krantz and Mr. Vardharaj in the Summary and Statutory Prospectuses and SAI are hereby removed.
O-VIMSS-SUMSTATSAI-SUP 093026